LONG TERM INVESTMENTS	12 Months Ended
Dec. 31, 2013
LONG TERM INVESTMENTS
LONG TERM INVESTMENTS

10.                   LONG TERM INVESTMENTS

Long term investments consisted of the following:

	December 31,
	2012	2013
	RMB’000	RMB’000	US$’000

PRC Fund	6,103	7,603	1,256
United States Fund	9,033	13,847	2,287

	15,136	21,450	3,543

In 2011, the Company entered into agreements with a PRC Fund and a United States Fund and made investments of RMB3,103,000 and RMB6,033,000, respectively, as a Limited Partner. In 2012, the Company made an additional RMB3,000,000 investment to each of the PRC Fund and the United States Fund. In 2013, the Company made an additional RMB1,500,000 (US$247,782) and RMB4,814,000 (US$795,000) to each of the PRC Fund and the United States Fund, respectively. Given that the Company holds less than five percent interest in each fund, the Company has accounted for such investments using the cost method. There were no indicators of impairment noted associated with the investments as of December 31, 2013.